Federated Hermes Global Allocation Fund
Portfolio of Investments
February 28, 2026 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—62.8%
		Communication Services—4.7%
1,000		Advanced Info Service Public Co. Ltd.	$ 12,206
9,313		Alphabet, Inc., Class A	2,903,421
7,580		Alphabet, Inc., Class C	2,360,639
30	[1]	Anterix, Inc.	1,107
90	[1]	AST SpaceMobile, Inc.	7,127
2,291		AT&T, Inc.	64,171
285		BCE, Inc.	7,490
9,390		Bharti Airtel Ltd.	194,568
1,010	[1]	CarGurus, Inc.	31,007
1,498		CD Projekt S.A.	101,546
133		Cogent Communications Holdings, Inc.	2,495
1,191		Comcast Corp., Class A	36,873
6,869		Deutsche Telekom AG, Class REG	276,420
10	[1]	Echostar Holding Corp.	1,155
223		Elisa OYJ	11,445
304	[1]	EverQuote, Inc.	4,803
7,273		Fox Corp.	409,761
141	[1]	Globalstar, Inc.	8,780
221	[1]	GOGO, Inc.	935
1,934	[1]	Grindr, Inc.	22,009
295		Hellenic Telecommunication Organization S.A.	6,105
601	[1]	Ibotta, Inc.	15,007
45		IDT Corp.	2,293
54	[1]	Imax Corp.	2,313
5,000		International Games System Co. Ltd.	110,934
31		Iridium Communications, Inc.	743
15,400		KDDI Corp.	264,516
11,266		Koninklijke KPN NV	63,991
9,326		LG Uplus Corp.	107,218
52	[1]	Liberty Global Ltd.	663
347	[1]	Liberty Latin America Ltd.	2,755
2,612	[1]	Lumen Technologies, Inc.	18,571
22,200		Maxis Communications Berhad	22,130
5,500	[1]	Meitu, Inc.	3,961
3,116		Meta Platforms, Inc.	2,019,729
33		Millicom International Cellular S.A.	2,405
7,278		NetEase, Inc.	167,134
9,656	[1]	Netflix, Inc.	929,293
2		Orange S.A.	43
1,028		Publicis Groupe S.A.	91,658
147	[1]	QuinStreet, Inc.	1,723
446	[1]	Reddit, Inc.	65,031
8,474	[1]	ROBLOX Corp.	581,825
139		Shenandoah Telecommunications Co.	1,895

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Communication Services—continued
158		Shutterstock, Inc.	$ 2,654
11,000		SoftBank Group Corp.	285,246
286	[1]	Spotify Technology S.A.	147,273
15		Swisscom AG	14,070
98,241		Telefonica Brasil S.A.	827,474
330		Telenor ASA	6,110
274		Telephone and Data System, Inc.	12,262
18,372		Telstra Group Ltd.	67,745
659		TELUS Corp.	9,034
13,296		Tencent Holdings Ltd.	874,252
22,842		TIM S.A./Brazil	124,313
164		T-Mobile USA, Inc.	35,603
5,439	[1]	TripAdvisor, Inc.	54,988
475		Uniti Group, Inc.	3,477
315		Universal Music Group N.V.	7,112
1,383		Verizon Communications, Inc.	69,344
83,592		Vodafone Group PLC	129,020
		TOTAL	13,609,871
		Consumer Discretionary—5.9%
816		Acushnet Holdings Corp.	83,501
37,808		Alibaba Group Holding Ltd.	682,868
15,459	[1]	Amazon.com, Inc.	3,246,390
13,682	[1]	Amer Sports, Inc.	519,642
11,000		Anta Sports Products Ltd.	119,429
320	[1]	Aptiv PLC	23,533
270	[1]	Asbury Automotive Group, Inc.	57,721
6,900		Bandai Namco Holdings, Inc.	187,201
313		Bayerische Motoren Werke AG	33,066
252	[1]	Boot Barn Holdings, Inc.	47,683
254		BorgWarner, Inc.	14,623
189		Bosch Ltd.	75,806
10,200		Bridgestone Corp.	246,740
613	[1]	Brinker International, Inc.	90,847
499		Canadian Tire Corp. Ltd.	69,993
1,782	[1]	Carvana Co.	595,473
60,200		Chow Tai Fook Jewellery Group Ltd.	100,817
839		Cie Financiere Richemont S.A.	170,086
6,857		Compagnie Generale des Etablissements Michelin SCA, Class B	278,491
1		Compass Group PLC	31
691	[1]	Covista, Inc.	67,718
21,500		Denso Corp.	308,884
23		D’ieteren Group	4,974
499		Dixon Technologies (India) Ltd.	57,903
730		Dollarama, Inc.	107,473
90,000		Dongfeng Motor Group Co. Ltd.	112,739
310	[1]	Dorman Products, Inc.	36,537
7,599		Ermenegildo Zegna Holditalia SpA	85,641
3,070		Evolution AB	186,594
2,268	[1]	Expedia Group, Inc.	489,185

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
880		FDJ UNITED	$ 26,608
6,402		Ford Motor Co.	90,204
1,499	[1]	Frontdoor, Inc.	102,786
9,276	[1]	FSN E-Commerce Ventures Ltd.	26,987
36,000		Galaxy Entertainment Group Ltd.	191,868
30,000		Geely Automobile Holdings Ltd.	61,817
1,533		General Motors Co.	120,662
333		Gentex Corp.	7,792
1,291	[1]	GigaCloud Technology, Inc.	57,243
2,432	[1]	G-III Apparel Group Ltd.	74,395
988	[1]	Green Brick Partners, Inc.	72,776
50		Group 1 Automotive, Inc.	16,287
168		Harley-Davidson, Inc.	3,024
1,843		Hero MotoCorp Ltd.	115,708
1,087		Home Depot, Inc.	413,843
119		Hyundai Mobis	42,809
133		Hyundai Motor Co.	62,264
100		Industria de Diseno Textil S.A.	6,718
8,100		Isuzu Motors Ltd.	151,004
2,831		JD.com, Inc.	37,531
210		Jumbo S.A.	6,162
1,427		Kia Corp.	203,745
2		Kingfisher PLC	10
2,478		Kohl’s Corp.	40,565
7,561		Las Vegas Sands Corp.	428,860
72		Lear Corp.	9,450
221	[1]	Lucid Group, Inc.	2,210
100		LVMH Moet Hennessy Louis Vuitton SE	63,622
740		Maruti Suzuki India Ltd.	120,846
1,214	[1]	Meituan	12,512
3,453		Mercedes-Benz Group AG	240,698
3,722	[1]	MGM Resorts International	137,193
1,032		Naspers Ltd. - N Shares, Class N	58,089
1,171		Next PLC	213,423
333		OPAP Holding Societe Anonyme	6,225
550	[1]	O’Reilly Automotive, Inc.	51,634
1,945	[1,2]	Ozon Holdings PLC, ADR	0
2,800		Panasonic Holdings Corp.	45,162
282		Patrick Industries, Inc.	34,909
402		Perdoceo Education Corp.	13,407
4,400		Pop Mart International Group Ltd.	129,030
2,733	[1]	Prosus NV	140,022
1,747		Pulte Group, Inc.	239,688
758	[1]	QuantumScape Corp.	5,245
3,469		Renault S.A.	130,462
1,171	[1]	Rivian Automotive, Inc.	17,951
1,680		Royal Caribbean Cruises Ltd.	522,413
5,600		Sony Group Corp.	129,411
974	[1]	Stride, Inc.	82,186

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
867		Super Group SGHC Ltd.	$ 9,277
4,600		Suzuki Motor Corp.	69,458
1,038	[1]	Taylor Morrison Home Corp.	68,394
4,767	[1]	Tesla, Inc.	1,918,765
79		Thor Industries, Inc.	7,594
4,503		TJX Cos., Inc.	727,955
613		Toll Brothers Finance Corp.	96,388
3,800		Toyota Motor Corp.	91,593
1,850	[1]	Trip.com Group Ltd.	97,045
2,947		TVS Motor Co. Ltd.	125,484
352	[1]	United Parks & Resorts, Inc.	12,246
1,205	[1]	Urban Outfitters, Inc.	79,771
5,589	[1]	Viking Holdings Ltd.	436,054
828	[1]	Visteon Corp.	79,215
2,170		Wesfarmers Ltd.	122,775
78	[1]	XPEL, Inc.	3,324
27,200		Yamaha Motor Co.	215,518
1,150		Yum China Holding, Inc.	63,944
		TOTAL	17,093,845
		Consumer Staples—2.0%
5,600		Ajinomoto Co., Inc.	176,810
10,345		Altria Group, Inc.	714,219
42,612		Ambev S.A.	135,238
1,027		Anheuser-Busch InBev S.A./NV	83,339
293		Beiersdorf AG	37,267
6,931		British American Tobacco PLC	433,010
492		Cal-Maine Foods, Inc.	42,858
2		Carrefour S.A.	38
672	[1]	Central Garden & Pet Co., Class A	23,211
76	[1]	Chefs Warehouse, Inc.	5,426
1		Chocoladefabriken Lindt & Sprungli AG	164,922
3		Chocoladefabriken Lindt & Sprungli AG	49,396
1,883		Coca-Cola Bottling Co.	381,119
3,451		Coles Group Ltd.	50,474
3,405		Danone S.A.	291,629
2,465		Dollar General Corp.	385,132
1		Empire Co. Ltd., Class A	35
303		Fresh Del Monte Produce, Inc.	13,008
203	[1]	Grocery Outlet Holding Corp.	2,006
2,233		Heineken NV	206,906
649	[1]	Herbalife Ltd.	12,668
1,615		Imperial Brands PLC	72,353
29		Ingles Markets, Inc., Class A	2,468
1,900	[1]	JD Health International, Inc.	13,742
4,700		Kao Corp.	200,889
269		Kerry Group PLC	23,934
446		Kesko Oyj	10,992
495		Korea Tobacco & Ginseng Corp.	56,107
7,286		Kroger Co.	497,197

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
3,998		Loblaw Cos. Ltd.	$ 185,296
7,207		Marico Ltd.	62,556
2,730	[1]	Monster Beverage Corp.	232,869
252		Mowi ASA	5,932
16,000		Muyuan Foodstuff Co. Ltd.	109,493
26		Natural Grocers by Vitamin Cottage, Inc.	703
2,418		Nestle S.A.	263,542
6,800		Nongfu Spring Co. Ltd.	41,019
376		Orkla ASA	5,145
53		PriceSmart, Inc.	8,195
754		Procter & Gamble Co.	126,069
37		Salmar ASA	2,211
54,147		Tesco PLC	349,549
68		The Anderson’s, Inc.	4,440
2	[1]	The Magnum Ice Cream Co. N.v.	32
55		Turning Point Brands, Inc.	7,534
123	[1]	United Natural Foods, Inc.	4,700
1,893		WalMart, Inc.	242,209
29		Weis Markets, Inc.	1,965
		TOTAL	5,739,852
		Energy—2.3%
174		Aker BP ASA	5,237
2		ARC Resources Ltd.	37
1,596		Ardmore Shipping Corp.	26,142
2		BP PLC	13
1,666		California Resources Corp.	98,027
3,656		Canadian Natural Resources Ltd.	159,931
2,512	[1]	CNX Resources Corp.	104,951
2,666		Delek US Holdings, Inc.	101,601
4,951		DHT Holdings, Inc.	96,495
405	[1]	Dorian LPG Ltd.	14,981
17,900		ENEOS Holdings, Inc.	170,562
421		Equinor ASA	12,537
4,687	[1]	Expro Group Holdings NV	83,710
5,194		Exxon Mobil Corp.	792,085
756		Granite Ridge Resources, Inc.	3,825
256		Hyundai Robotics Co. Ltd.	52,003
2,796		Imperial Oil Ltd.	327,042
1,330		International Seaways, Inc.	100,455
3,211		Marathon Petroleum Corp.	636,452
781		MOL Hungarian Oil & Gas PLC	8,638
2,999		Murphy Oil Corp.	99,417
705		Neste Oyj	17,661
3,357		Northern Oil and Gas, Inc.	92,620
19,334		NOV, Inc.	391,707
2,676	[1]	Oil States International, Inc.	35,029
738		OMV AG	47,812
1,155	[1]	Par Petroleum Corp.	49,284
119,177		PetroChina Co. Ltd.	146,005

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
5,800		PetroChina Co. Ltd.	$ 9,224
4,190		Phillips 66	646,643
17,848		Reliance Industries Ltd.	274,502
218		Sandridge Energy, Inc.	3,822
8,171		SFL Corp. Ltd.	89,963
14,017		Shell PLC	582,909
6,348		Suncor Energy, Inc.	358,574
12,123	[2]	Tatneft PJSC	0
261		Teekay Corp. Ltd.	3,380
3,539		TotalEnergies SE	282,964
3,285		Valero Energy Corp.	672,242
3,251		Woodside Energy Group Ltd.	66,239
		TOTAL	6,664,721
		Financials—13.6%
1,076		1st Source Corp.	72,103
3,505		Aflac, Inc.	395,820
155		Ageas S.A.	11,516
3,420		AIB Group PLC	35,736
7,074		Al Rajhi Bank	190,401
962		Allianz SE	434,356
3,873	[1]	Alpha Bank S.A.	17,079
1,795		Amalgamated Financial Corp.	69,090
1,516		American Express Co.	468,292
1,192		Ameriprise Financial, Inc.	560,383
13,123		ANZ Group Holdings Ltd.	374,002
12,294		Arab National Bank	67,431
416	[1]	Arch Capital Group Ltd.	41,662
3,180		Associated Banc-Corp.	83,984
7,244		AXA S.A.	354,686
937	[1]	Axos Financial, Inc.	81,350
190,621		B3 S.A. - Brasil Bolsa Balcao	665,584
44,655		Banco Bilbao Vizcaya Argentaria S.A.	1,034,348
1		Banco BPM SpA	15
169,283		Banco Bradesco S.A.	698,398
31,256		Banco Bradesco S.A.	112,001
37,527	[1]	Banco BTG Pactual S.A.	448,435
141,229		Banco Comercial Portugues S.A., Class R	148,889
288		Banco de Credito E Inversiones S.A.	19,732
81,324		Banco de Sabadell S.A.	303,039
1,499		Banco Latinoamericano de Comercio Exterior S.A., Class E	74,995
1,231,457		Banco Santander Chile S.A.	105,829
105,298		Banco Santander, S.A.	1,318,284
10,794		Bank Hapoalim BM	272,152
55		Bank Leumi Le-Israel	1,330
387,800		Bank Mandiri Persero Tbk PT	121,043
20,888		Bank of America Corp.	1,040,849
1,533		Bank of Ireland Group PLC	29,975
4,538		Bank of New York Mellon Corp.	540,476
1		Bank of Nova Scotia	76

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
4,904		Bank OZK	$ 228,330
1,952		Bank Pekao S.A.	123,668
1,230		Banner Corp.	72,385
50,622		Barclays PLC	305,664
15,045		BB Seguridade Participacoes S.A.	101,777
3,394	[1]	Berkshire Hathaway, Inc., Class B	1,713,800
8,807		BGC Group, Inc.	83,843
47,000		BOC Hong Kong (Holdings) Ltd.	269,378
1,246		BSE Ltd.	37,324
30,387		Caixa Seguridade Participacoes S.A.	105,449
63,395		CaixaBank S.A.	788,643
4,147		Canadian Imperial Bank of Commerce	418,911
65,717		Canara Bank	114,086
1,936	[1]	Cantaloupe, Inc.	20,212
429		Capitec Bank Holdings Ltd.	127,833
71,000		Chang Hwa Bank	49,027
7,635		Charles Schwab Corp.	726,852
80,501		China Construction Bank Corp.	82,126
53,500		China Galaxy Securities Co., Ltd.	67,571
9,200		China International Capital Corp. Ltd.	23,742
38,000		China Life Insurance Co. Ltd.	152,808
1,638		Chubb Ltd.	558,329
13,500		CITIC Securities Co. Ltd.	48,319
4,494		Commerzbank AG	183,892
90		Commonwealth Bank of Australia	11,201
6,900		Credit Agricole S.A.	152,936
998	[1]	Customers Bancorp, Inc.	67,305
433	[1]	Dave, Inc.	83,686
3,800		DBS Group Holdings Ltd.	171,492
4,678		Deutsche Bank AG	167,382
471		DNB Bank ASA	14,950
4,170		Eastern Bankshares, Inc.	81,565
138	[1]	Enova International, Inc.	19,189
4,303		Erste Group Bank AG	512,315
4,753	[1]	Eurobank S.a.	22,090
3,321	[1]	Exor NV	291,942
145		Fairfax Financial Holdings Ltd.	249,568
549		First Bancorp, Inc.	31,178
2,779		First Financial Bancorp	78,007
558		First Financial Corp.	35,355
1		Generali	43
107		Gjensidige Forsikring ASA	3,020
1,037		Goldman Sachs Group, Inc.	891,374
84		Groupe Bruxelles Lambert NV	8,445
10,908		Grupo Financiero Banorte S.A. de C.V.	124,034
858		Hana Financial Holdings	72,530
1,350		Hancock Whitney Corp.	88,843
1,340		Hanmi Financial Corp.	34,987
3,507		HDFC Asset Management Co. Ltd.	103,953

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
13,563		HDFC Bank Ltd.	$ 132,578
1,900		Hithink RoyalFlush Information Network Co. Ltd.	91,932
5,600		Hong Kong Exchanges & Clearing Ltd.	299,263
41,281		HSBC Holdings PLC	775,918
3,023		ICICI Bank Ltd.	45,917
1,618		Independent Bank Corp./MI	56,226
1,000		Industrial & Commercial Bank of China	824
3,800		ING Groep N.V.	109,627
33,993		Intesa Sanpaolo SpA	231,814
9,622		Investor AB, Class B	402,411
102,684		Itau Unibanco Holding S.A.	937,005
44		Jackson Financial, Inc.	4,817
2,305		JPMorgan Chase & Co.	692,191
17,900		Kasikornbank PCL	115,720
1,444		KB Financial Group, Inc.	159,346
236		KBC Group NV	31,854
141		Komercni Banka A.S.	8,083
208,828		Lloyds Banking Group PLC	286,509
2,683		M&T Bank Corp.	582,157
3,847		Mahindra and Mahindra Ltd.	144,127
44,500		Malayan Banking BHD	136,740
9,428		Manulife Financial Corp.	335,705
2,076		Mastercard, Inc.	1,073,728
1,283		MetLife, Inc.	92,466
70,180		Metropolitan Bank & Trust Co.	93,656
1,484	[1]	Miami International Holdings, Inc.	63,218
4,300		Mitsubishi UFJ Financial Group, Inc.	80,507
600		Mizuho Financial Group, Inc.	27,397
476		Moneta Money Bank AS	4,572
4,372		Morgan Stanley	727,982
424		Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	278,254
2,824		Muthoot Finance Ltd.	104,372
6,711		National Australia Bank Ltd.	233,940
1,580		National Bank of Greece	25,826
13,700		New China Life Insurance Co. Ltd.	96,485
8,600		New China Life Insurance Co. Ltd.	94,731
1,187	[1]	NMI Holdings, Inc.	46,661
4,982		Nordea Bank Abp	96,633
583		Northrim BanCorp, Inc.	13,695
76,530	[1]	NU Holdings Ltd./Cayman Islands	1,146,419
4,270		Old National Bancorp	98,637
10,900		ORIX Corp.	384,743
2,209		OTP Bank RT	272,228
17,700		Oversea-Chinese Banking Corp. Ltd.	298,567
665	[1]	Palomar Holdings, Inc.	82,267
849		Pathward Financial, Inc.	77,081
135,000		People’s Insurance, Co. (Group) of China Ltd.	110,471
62,000		PICC Property and Casualty Co., Ltd., Class H	128,111
5,500		Ping An Insurance (Group) Co. of China Ltd.	48,025

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
276		Piper Jaffray Cos., Inc.	$ 81,572
21,570	[1]	Piraeus Bank S.A.	207,721
494		PJT Partners, Inc.	72,954
479,000		PT Bank Rakyat Indonesia Tbk	111,622
49,370		Punjab National Bank	70,275
185		QBE Insurance Group Ltd.	2,888
431	[1]	Queen’s Road Capital Investment Ltd.	4,455
1,593		Radian Group, Inc.	54,990
642		Raiffeisen Bank International AG	32,038
23,416		Rand Merchant Investment Holdings Ltd.	108,179
47,000		RHB Capital Berhad	101,405
6,494		Riyad Bank	47,981
558	[1]	Root, Inc.	28,949
3,567		Royal Bank of Canada	596,405
3,950		Sampo Oyj, Class A	43,705
870	[1]	Sezzle, Inc.	63,467
1,024		Shinhan Financial Group Co. Ltd.	68,872
3,620		Shore Bancshares, Inc.	67,260
24,000		Sinopac Holdings Co.	25,470
14,281		Skandinaviska Enskilda Banken AB, Class A	304,850
4,124	[1]	Slide Insurance Holdings, Inc.	78,356
3,864		Societe Generale S.A.	334,838
17		Sofina S.A.	5,061
9,000		Sompo Holdings, Inc.	353,374
11,316		Standard Chartered PLC	279,005
177	[1]	StoneX Group, Inc.	22,568
14,000		Sumitomo Mitsui Financial Group, Inc.	524,436
2,300		Sumitomo Mitsui Trust Group, Inc.	80,592
1		Sun Life Financial Services of Canada	66
1,556		Swiss Re AG	273,766
500		Synchrony Financial	34,555
204,000		Taiwan Business Bank	107,184
1,525,700		Thai Military Bank	115,819
1,474		The Bank of NT Butterfield & Son Ltd.	74,805
3,445		The Hartford Insurance Group, Inc.	485,159
13,876		The National Commercial Bank	154,161
7,900		Tokio Marine Holdings, Inc.	329,475
1,244		Toronto Dominion Bank	121,185
2,199	[1]	Trupanion, Inc.	58,361
396		UBS Group AG	16,504
842		UMB Financial Corp.	97,571
2,300		Unassigned - No BB CO ID	44,959
8,436	[1]	UniCredit SpA	711,495
201	[1]	Velocity Financial, LLC	3,737
680		Visa, Inc., Class A	217,695
8,085		Webster Financial Corp. Waterbury	583,171
12,443		Westpac Banking Corp. Ltd.	376,434
4,801		WisdomTree Investments, Inc.	82,145
1,218		Woori Financial Group, Inc.	30,468

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
542		Zurich Insurance Group AG	$ 408,092
		TOTAL	39,396,231
		Health Care—5.4%
1,963	[1]	10X Genomics, Inc.	45,247
363		AbbVie, Inc.	84,245
3,112	[1]	Acadia Pharmaceuticals, Inc.	76,431
95	[1]	Addus Homecare Corp.	9,835
3,229		Alcon AG	283,586
2,539	[1]	Alkermes PLC	76,424
247		Amgen, Inc.	95,875
1,460	[1]	Amicus Therapeutics, Inc.	20,980
2,704	[1]	Amneal Pharmaceuticals, Inc.	37,342
2,586	[1]	Amphastar Pharmaceuticals, Inc.	52,315
479	[1]	AnaptysBio, Inc.	26,369
1,410	[1]	Arcus Biosciences, Inc.	28,722
65	[1]	Argenx SE	49,938
758	[1]	Arrowhead Pharmaceuticals, Inc.	47,959
2,070		AstraZeneca PLC	435,963
1,947	[1,2]	AstraZeneca PLC, Rights	604
8,477	[1]	Aveanna Healthcare Holdings, Inc.	62,391
6,175	[1]	BioCryst Pharmaceuticals, Inc.	54,031
311	[1]	Biogen, Inc.	59,656
3,221	[1]	BioLife Solutions, Inc.	77,948
12,605		Bristol-Myers Squibb Co.	786,174
2,862		Cardinal Health, Inc.	656,056
3,439	[1]	CareDx, Inc.	64,516
141		Celltrion, Inc.	23,365
6,269		Cipla Ltd.	92,961
32,734	[1]	Clover Health Investments, Corp.	68,414
295	[1]	Corvel Corp.	15,216
250		CVS Health Corp.	19,975
5,334	[1]	Cytek Biosciences, Inc.	23,896
8,300		Daiichi Sankyo Co. Ltd.	164,139
3,752	[1]	Day One Biopharmaceuticals, Inc.	39,771
3,132	[1]	Dexcom, Inc.	229,983
1,662		Eli Lilly & Co.	1,748,407
834	[1,2]	Eli Lilly & Co., Rights	525
1,017	[1]	Emergent BioSolutions, Inc.	8,288
546		Ensign Group, Inc.	116,937
20		Financiere de Tubize S.A.	5,386
4,426	[1]	Fortrea Holdings, Inc.	47,447
471		Fresenius Medical Care AG & Co. KGaA	21,960
306		Fresenius SE & Co. KGaA	18,405
307	[1]	Galderma Group AG	58,223
258		Gedeon Richter Rt	9,659
4,305		Gilead Sciences, Inc.	641,230
9,511		GSK PLC	282,087
1,679	[1]	Guardian Pharmacy Services, Inc.	56,263
19,605	[1]	Haleon PLC	107,333

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
21	[1]	Harmony Biosciences Holdings, Inc.	$ 599
1,639	[1]	Harrow Health, Inc.	88,801
146	[1]	Hims & Hers Health, Inc.	2,120
1,900		Hoya Corp.	342,688
1,012	[1]	IDEAYA Biosciences, Inc.	32,586
2,219	[1]	Incyte Genomics, Inc.	224,718
4,579	[1]	Innovage Holding Corp.	41,028
1,937	[1]	Intellia Therapeutics, Inc.	26,692
1,256	[1]	Intuitive Surgical, Inc.	632,409
12,219	[1]	Iovance Biotherapeutics, Inc.	47,165
694	[1]	IQVIA Holdings, Inc.	124,094
1,577	[1]	Ironwood Pharmaceuticals, Inc.	5,393
8,400		Jiangsu Hengrui Medicine Co. Ltd.	69,210
6,037		Johnson & Johnson	1,499,772
696		Koninklijke Philips NV	22,230
8,575	[1]	Kura Oncology, Inc.	74,860
522	[1]	Lantheus Holdings, Inc.	39,103
466	[1]	Livanova PLC	32,900
599		McKesson Corp.	591,435
1,060		Merck & Co., Inc.	131,249
57		Merck KGAA	8,643
412	[1]	Merit Medical Systems, Inc.	31,798
1,628	[1]	Monte Rosa Therapeutics, Inc.	28,897
5,482	[1]	Myriad Genetics, Inc.	25,272
4,664		Novartis AG	788,427
4,752	[1]	Novavax, Inc.	48,185
485		Novo Nordisk A/S	18,141
334	[1]	Nutex Health, Inc.	36,894
1,237	[1]	Option Care Health, Inc.	40,153
5,108	[1]	Organogenesis Holdings, Inc.	16,397
177		Orion Oyj	14,208
1,709		Phibro Animal Health Corp.	93,294
5,405	[1]	Phreesia, Inc.	66,644
553	[1]	Prestige Consumer Healthcare, Inc.	38,323
1,212	[1]	Privia Health Group, Inc.	28,785
1,113		Pro Medicus Ltd.	102,750
1,053	[1]	Progyny, Inc.	18,628
169	[1]	PTC Therapeutics, Inc.	11,524
47,387	[1]	Rede D’Or Sao Luiz S.A.	372,515
867		Regeneron Pharmaceuticals, Inc.	677,708
644		Roche Holding AG	307,428
68	[1]	Samsung Biologics Co. Ltd.	83,948
3,491		Sanofi	339,055
2,224	[1]	Septerna, Inc.	64,540
3,055		Siemens Healthineers AG	151,549
16,576		Sigma Pharmaceuticals Ltd.	33,477
24,000		Sino Biopharmaceutical Ltd.	18,523
2		Smith & Nephew PLC	37
20,675	[1]	Standard BioTools, Inc.	23,363

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
875		Sun Pharmaceutical Industries Ltd.	$ 16,801
14,719	[1]	Talkspace, Inc.	70,946
131		UCB S.A.	39,034
1,426	[1]	Varex Imaging Corp.	18,780
2,353	[1]	Veeva Systems, Inc.	428,269
2,115	[1]	Veracyte, Inc.	77,388
281	[1]	Vertex Pharmaceuticals, Inc.	139,609
4,738	[1]	Vir Biotechnology, Inc.	43,068
6,700		WuXi AppTec Co. Ltd.	95,603
19,500	[1]	WuXi PharmaTech, Inc.	99,799
2,058	[1]	Xencor, Inc.	26,281
6,902		Zydus Lifesciences Ltd.	70,163
2	[1]	Zymeworks, Inc.	47
		TOTAL	15,576,423
		Industrials—7.7%
2,953		3M Co.	488,190
95		A.P. Moller-Maersk A/S	232,776
107		A.P. Moller-Maersk A/S, Class B	265,132
4,661		ABB Ltd.	432,361
1,580		Adani Ports and Special Economic Zone Ltd.	26,536
196		AerCap Holdings NV	29,290
607		Airbus Group SE	131,690
337		Alexander and Baldwin, Inc.	55,986
55	[1]	Allegiant Travel Co.	5,618
240	[1]	Alliance Laundry Holdings, Inc.	5,383
5,693	[1]	Amprius Technologies, Inc.	61,086
12,573	[1]	APi Group Corp.	558,996
255		Argan, Inc.	115,069
51,633		Ashok Leyland	120,519
733	[1]	Astronics Corp.	59,094
29		Automatic Data Processing, Inc.	6,216
2,552		BAE Systems PLC	73,299
1,700		Beijing-Shanghai High Speed Railway Co. Ltd.	1,227
23,461		Bharat Electronics Ltd.	114,294
1,303	[1]	Bloom Energy Corp.	202,838
8,694		Brambles Ltd.	155,108
1,371		C.H. Robinson Worldwide, Inc.	253,978
121		Caterpillar, Inc.	89,882
2,887		Cintas Corp.	580,662
34		Comfort Systems USA, Inc.	48,599
1,855		Costamare, Inc.	32,592
38,000		Costco Shipping Holdings Co. Ltd.	83,174
58,500		Costco Shipping Holdings Co. Ltd., Class H	113,716
331		CRA International, Inc.	57,150
2,140		Cummins India, Ltd.	115,477
68		Cummins, Inc.	39,703
6,200		Dai Nippon Printing Co. Ltd.	128,383
5,147		Daimler Truck Holding AG	261,953
616		Dassault Aviation S.A.	246,305

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
641		Doosan Bobcat, Inc.	$ 29,001
208		Dover Corp.	46,904
511	[1]	DXP Enterprises, Inc.	70,758
308	[1]	Dycom Industries, Inc.	129,366
24,846	[1]	Embraer S.A.	447,921
1,900		Enerpac Tool Group Corp.	77,520
543		EnerSys, Inc.	90,219
55		ESCO Technologies, Inc.	15,251
46,000		EVA Airways Corp.	56,001
19,000		Evergreen Marine Corp., Taiwan Ltd.	119,912
1		Experian PLC	38
106	[1]	Firefly Aerospace, Inc.	2,043
1,046	[1]	Fluor Corp.	54,716
2,000		Fortune Electric Co., Ltd.	68,538
1,051		GE Vernova, Inc.	918,154
3,529		GFL Environmental, Inc.	155,953
102,004	[1]	GMR Infrastructure Ltd.	111,711
106		Graham Corp.	8,609
667		Granite Construction, Inc.	89,685
511		HEICO Corp.	163,244
2,314		HEICO Corp., Class A	555,615
8,628	[1]	Hertz Global Holdings, Inc.	39,171
172		Howmet Aerospace, Inc.	45,155
79		Huntington Ingalls Industries, Inc.	35,117
471	[1]	Huron Consulting Group, Inc.	66,599
663		Hyundai Glovis Co. Ltd.	133,315
294		Hyundai Heavy	91,889
211	[1]	IES Holdings, Inc.	104,519
2,224		Interface, Inc.	70,034
132		J. B. Hunt Transportation Services, Inc.	30,810
11,800		Kawasaki Kisen Kaisha Ltd.	189,610
2,277		Kennametal, Inc.	91,718
249		Kingspan Group PLC	24,710
22,298		Koc Holding A.S.	101,358
1,200		Komatsu Ltd.	57,704
553		Kone Oyj, Class B	41,817
238		Kongsberg Gruppen ASA	9,685
1,226		Korn Ferry	76,833
1,403	[1]	Kratos Defense & Security Solutions	120,911
1,793		L3Harris Technologies, Inc.	653,620
207	[1]	Legence Corp.	12,016
1,170		Lockheed Martin Corp.	769,954
9,600		Marubeni Corp.	368,143
997		Maximus, Inc.	75,383
1,095		Metso Corp.	22,930
16,500		Mitsubishi Corp.	555,309
1,000		Mitsubishi Electric Corp.	38,190
13,100		Mitsui & Co., Ltd.	491,248
588	[1]	Modine Manufacturing Co.	133,623

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
1,174	[1]	NANO Nuclear Energy, Inc.	$ 31,217
132	[1]	NextPower, Inc.	13,873
3,700		Nippon Yusen Kabushiki Kaisha	127,255
990		Nordson Corp.	290,506
321		PACCAR, Inc.	40,475
617		Parker-Hannifin Corp.	622,664
7,253		Pitney Bowes, Inc.	77,825
1,139		Polycab India Ltd.	107,705
202		Powell Industries, Inc.	105,767
836	[1]	Power Solutions International, Inc.	69,806
702		Primoris Services Corp.	105,805
2,584		Prysmian SpA	315,290
7,100		Recruit Holdings Co. Ltd.	309,901
7,398		Relx PLC	256,661
2,260	[1]	Richtech Robotics, Inc.	5,627
1,692		Rockwell Automation, Inc.	689,405
2,246		Rolls-Royce Holdings PLC	40,976
5,104		RTX Corp.	1,034,173
1,364	[1]	Ryanair Holdings PLC	44,212
1,139		Safran S.A.	457,215
5		SAL Saudi Logistics Services	216
571		Samsung C&T Corp.	138,978
29,500		Sany Heavy Industry Co. Ltd.	99,542
1,419		Siemens AG	414,730
1,682		Siemens Energy AG	330,602
269		SK Holdings Co. Ltd., Class A	74,894
487	[1]	SK Square Co., Ltd.	217,790
270	[1]	SkyWest, Inc.	28,102
400		SMC Corp.	192,467
7,998		Smiths Group PLC	294,603
3,306		SNC-Lavalin Group, Inc.	229,158
211		Stantec, Inc.	19,537
326	[1]	Sterling Infrastructure, Inc.	139,570
1,400		Sumitomo Corp.	59,588
560	[1]	Sun Country Airlines Holdings, Inc.	11,021
3,864	[1]	Tata Motors Ltd. /new	21,316
62		Terex Corp.	4,265
47		Thales S.A.	14,147
1,600	[1]	Thermon Group Holdings, Inc.	81,248
2		Thomson Reuters Corp.	193
5,508	[1]	Uber Technologies, Inc.	415,413
3,103		Union Pacific Corp.	822,233
4,580		Veralto Corp.	446,229
519	[1]	Vicor Corp.	104,527
2,072		Vinci S.A.	344,161
66	[1]	Voyager Technologies, Inc.	1,762
412		VSE Corp.	93,553
41,000		Wan Hai Lines Ltd.	100,350
826		Wartsila Oyj, Class B	35,652

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
1,065		Wolters Kluwer NV	$ 85,697
		TOTAL	22,422,714
		Information Technology—13.9%
518		A10 Networks, Inc.	9,977
1,000		Accton Technology Corp.	43,642
2,054	[1]	ACI Worldwide, Inc.	81,503
758	[1]	Advanced Micro Devices, Inc.	151,759
2,200		Advantest Corp.	377,907
315	[1]	Agilysys, Inc.	22,734
1,631	[1]	Alarm.com Holdings, Inc.	78,043
1,000		Alchip Technologies, Ltd.	111,768
20,426		Apple, Inc.	5,396,141
1,938		Applied Materials, Inc.	721,517
3,000		Asia Vital Components Co. Ltd.	166,786
776		ASML Holding N.V.	1,125,792
6,399	[1]	Atlassian Corp. PLC	480,757
556	[1]	Autodesk, Inc.	136,704
678	[1]	Axcelis Technologies, Inc.	56,010
362		Bel Fuse, Inc.	83,155
732		Belden, Inc.	104,896
1,486	[1]	Blackbaud, Inc.	72,130
6,510		Broadcom, Inc.	2,080,271
49	[1]	Cambricon Technologies Corp. Ltd.	8,382
3,000		Canon, Inc.	91,333
539		Capgemini SE	68,077
4,512		CDW Corp.	553,352
436	[1]	Celestica, Inc.	121,072
4,000		Chroma ATE, Inc.	173,968
10,047		Cisco Systems, Inc.	798,335
500	[1]	Credo Technology Group Holding Ltd.	56,135
67	[1]	Daily Journal Corp.	34,137
2,000		Delta Electronics, Inc.	90,514
334	[1]	Diebold Nixdorf, Inc.	26,720
703	[1]	Diodes, Inc.	47,966
1,200		Eoptolink Technology, Inc. Ltd.	61,691
293	[1]	Fabrinet	159,870
12,400		Foxconn Industrial Internet Co., Ltd.	99,226
7,348	[1]	Freshworks, Inc.	57,461
2,900		Fujitsu Ltd.	65,256
695		Halma PLC	39,020
15,000		Hon Hai Precision Industry Co. Ltd.	115,547
1,777	[1]	HubSpot, Inc.	470,034
1,300		Iflytek Co. Ltd.	10,557
1,732		Infosys Ltd.	24,936
569	[1]	Itron, Inc.	53,458
1,000		Jentech Precision Industrial Co. Ltd.	98,422
1,000		King Slide Works Co. Ltd.	109,443
17,000		Kingdee International Software Group Co. Ltd.	21,978
460		KLA Corp.	701,293

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,414		Kulicke & Soffa Industries, Inc.	$ 98,584
4,106		Lam Research Corp.	960,352
2,132	[1]	LiveRamp Holdings, Inc.	57,926
422		Logitech International S.A.	38,791
4,000		MediaTek, Inc.	244,740
2,654		Micron Technology, Inc.	1,094,430
10,780		Microsoft Corp.	4,233,737
1,345	[1]	MongoDB, Inc.	441,792
519		Motorola Solutions, Inc.	250,293
10,900		Murata Manufacturing Co. Ltd.	285,623
7,368	[1]	NCR Voyix Corp.	56,292
8,488		Nokia Oyj	65,089
33,816		NVIDIA Corp.	5,991,857
4,363	[1]	Okta, Inc.	316,318
10,877		Open Text, Inc.	269,443
5,762	[1]	Pagerduty, Inc.	40,680
5,810	[1]	Palantir Technologies, Inc.	797,074
2,145	[1]	Photronics, Inc.	80,287
1,570		Qualcomm, Inc.	223,505
673	[1]	Qualys, Inc.	62,232
1,107	[1]	Rambus, Inc.	110,324
4,000		Realtek Semiconductor Corp.	61,319
10,509		Samsung Electronics Co. Ltd.	1,578,834
684	[1]	Sanmina Corp.	106,198
2,036		SAP SE	411,033
1,007	[1]	ScanSource, Inc.	37,037
4,560	[1]	ServiceNow, Inc.	492,526
1	[1]	Shopify, Inc.	121
312	[1]	Silicon Laboratories, Inc.	63,813
1,296		SK Hynix, Inc.	950,359
8,931	[1]	Sprinklr, Inc.	51,978
47,122		Taiwan Semiconductor Manufacturing Co. Ltd.	2,960,956
1,892		TD SYNNEX Corp.	296,685
28,116		Telefonaktiebolaget LM Ericsson	326,487
900		Tokyo Electron Ltd.	254,507
4,000		Trend Micro, Inc.	132,811
1,122	[1]	TTM Technologies, Inc.	116,957
4,634	[1]	Vistance Networks, Inc.	81,419
2,700		Will Semiconductor Ltd.	48,391
236		Wisetech Global Ltd.	7,961
1,000		Wiwynn Corp.	124,832
2,740	[1]	Workday, Inc.	366,502
1,128	[1]	Workiva, Inc.	69,462
1	[1]	Xero Ltd.	59
14,600	[1]	Xiaomi Corp.	64,683
1,300		Zhongji Innolight Co., Ltd.	100,944
6,619	[1]	Zoom Communications, Inc.	489,409
		TOTAL	40,374,327

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—4.8%
3,003		Alcoa Corp.	$ 186,426
44,236	[1,2]	Alrosa PJSC	0
5,397		Anglo American PLC	268,576
4,270		AngloGold Ashanti PLC	545,927
881		AngloGold Ashanti PLC	112,565
2,793		Antofagasta PLC	161,526
9,724		ArcelorMittal S.A.	634,499
16,334		Ardagh Metal Packaging	79,220
5,500		Asahi Kasei Corp.	64,821
271		Balchem Corp.	49,168
10,512		Barrick Gold Corp.	533,364
490		BHP Group Ltd.	19,982
1,535		Boliden AB	122,450
78,377		China Hongqiao Group Ltd.	358,194
102,000		China National Building Material Co. Ltd.	88,878
5,700		China Northern Rare Earth Group High-Tech Co. Ltd.	51,814
13,900		CMOC Group Ltd.	48,973
616	[1]	Coeur Mining, Inc.	16,724
1,352		Commercial Metals Corp.	99,102
2,923		Compass Minerals International, Inc.	73,660
3,040	[1]	Critical Metals Corp.	30,856
334	[1]	DSM-Firmenich AG	23,858
2,344		Endeavour Mining PLC	168,662
7,155	[1]	Equinox Gold Corp.	134,282
30,156		Evolution Mining Ltd.	354,576
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
5,850		First Quantum Minerals Ltd.	175,150
28,084		Glencore PLC	202,100
5,578		Gold Fields Ltd.	327,002
28		Greif, Inc.	2,447
112		Greif, Inc., Class A	8,139
6,680		Hecla Mining Co.	166,399
500		Heidelberg Materials AG	111,950
1,959		Holcim AG	180,289
5,643	[1]	IAMGOLD Corp.	138,836
7,842		Impala Platinum Holdings Ltd.	173,186
1,234	[1]	Ingevity Corp.	88,885
11,650		Kinross Gold Corp.	430,624
28,829		Klabin S.A.	115,620
3	[1]	Klabin S.A.	2
6,738		Lundin Mining Corp.	214,679
12		Martin Marietta Materials	8,119
5,750		Mativ Holdings, Inc.	62,330
11,567	[1]	New Gold, Inc.	155,352
8,313		Newmont Corp.	1,080,690
4,575	[1]	NioCorp Developments Ltd.	24,247
1,000		Nitto Denko Corp.	23,201
750		Norsk Hydro ASA	6,966
10,682		Northern Star Resources Ltd.	229,862

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
23,929	[1,2]	Novolipetski Metallurgicheski Komb OAO	$ 0
2,663		Nucor Corp.	471,031
46,466		Nuevo Grupo Mexico S.A., Class B	588,879
4,129		Nutrien Ltd.	310,541
5,297	[1]	O-I Glass, Inc.	70,980
3,292	[1]	Perimeter Solutions, Inc.	77,296
36,200	[1,2]	PJSC MMC Norilsk Nickel	0
2,740	[1,2]	Polyus PJSC	0
228		Posco	64,989
575	[1,2]	Resolute Forest Products, Inc., Rights	816
10,159		Rio Tinto PLC	1,009,912
66,277	[1,2]	Rusal	0
3,401	[1,2]	Severstal PJSC	0
7,800		Shin-Etsu Chemical Co. Ltd.	308,409
4	[1,2]	Solidcore Resources PLC	0
2,958		Southern Copper Corp.	645,744
2,422		Steel Dynamics, Inc.	467,761
952		Stora Enso Oyj, Class R	12,935
75		Syensqo S.A.	4,294
865		UPM - Kymmene Oyj	27,623
64,578		Vale S.A.	1,114,448
1,693		Valterra Platinum Ltd.	201,103
16,429		Vedanta Ltd.	129,861
90		Yara International ASA	4,552
30,000		Zijin Mining Group Co. Ltd.	174,551
17,100		Zijin Mining Group Co. Ltd.	98,282
		TOTAL	13,938,185
		Real Estate—0.9%
1,075		Alexander and Baldwin, Inc.	22,349
2,041		American Healthcare REIT, Inc.	106,622
2,712		CareTrust REIT, Inc.	110,161
236		CBL & Associates Properties, Inc.	8,916
13,000		China Resources Mixc Lifestyle Services Ltd.	79,017
7,938	[1]	Compass, Inc.	77,396
15	[1]	Cushman & Wakefield Ltd.	201
500		Daito Trust Construction Co. Ltd.	11,530
13,576		DLF Ltd.	90,285
1,242		Essential Properties Realty Trust, Inc.	42,154
69,185		Fibra Uno Administracion S.A.	119,955
845		Kite Realty Group Trust	22,012
695		Klepierre S.A.	29,252
1		Land Securities Group PLC	9
3,933		Makkah Construction & Development Co.	81,916
6,600		Mitsubishi Estate Co. Ltd.	223,107
1,557		Outfront Media, Inc.	44,857
2,496		ProLogis, Inc.	355,855
2,593	[1]	Real Brokerage, Inc./The	6,871
1,595		Sabra Health Care REIT, Inc.	32,777
33,736		Scentre Group	91,798

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Real Estate—continued
1,099		Segro PLC	$ 12,446
3,299		Simon Property Group, Inc.	672,501
1,169		St. Joe Co.	84,367
7		Swiss Prime Site AG	1,336
982		Tanger, Inc.	36,393
541		Terreno Realty Corp.	35,738
10,965		VICI Properties, Inc.	331,253
811		Vonovia SE	27,490
		TOTAL	2,758,564
		Utilities—1.6%
1,235		Acciona S.A.	360,506
2,279		AES Corp.	39,381
100		AltaGas Ltd.	3,399
2,865		APA Group	18,727
939		Avista Corp.	38,142
42,968		Axia Energia	513,537
11,293	[1]	Axia Energia	130,057
2,309		Brookfield Renewable Corp.	98,535
90,974		Centrica PLC	244,320
246		CEZ A.S.	13,946
7,300		China Yangtze Power Co. Ltd.	27,727
21,916	[1]	Companhia de Saneamento Basico do Estado de Sao Paulo	657,886
7,698		Dominion Energy, Inc.	486,052
6,313		E.ON SE	146,756
7,560		Edison International	565,034
46		Elia System Operator S.A./NV	7,329
2,550		Enel SpA	30,723
4,833		Engie S.A.	165,269
7,960		Exelon Corp.	393,781
739		Fortum Oyj	17,143
62,000		Guangdong Invest	60,499
11,276		Iberdrola, S.A.	267,145
1,181,504	[1,2]	Inter RAO UES PJSC	0
708		Korea Electric Power Corp.	28,761
1		National Grid-SP PLC	19
869		New Jersey Resources Corp.	47,135
891		Otter Tail Corp.	75,824
342		Public Power Corp. S.A.	7,642
394		RWE AG	25,383
528		Southwest Gas Holdings, Inc.	46,554
772		Spire, Inc.	70,723
2,300		Tokyo Gas Co. Ltd.	112,630
345		Verbund AG	24,603
		TOTAL	4,725,168
		TOTAL COMMON STOCKS (IDENTIFIED COST $123,086,615)	182,299,901
		FOREIGN GOVERNMENTS/AGENCIES—7.9%
		Sovereign—7.9%
AUD 350,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	243,172

Shares, Principal Amount or Contracts		Value
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
AUD 400,000	Australia, Government of, Sr. Unsecd. Note, Series 155, 2.500%, 5/21/2030	$ 265,557
EUR 600,000	Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	642,704
400,000	BONOS Y OBLIG DEL ESTADO - Old, Sr. Unsecd. Note, 3.000%, 1/31/2033	481,196
CAD 200,000	Canada, Government of, 4.000%, 6/1/2041	157,189
550,000	Canada, Government of, 5.750%, 6/1/2033	476,761
674,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	543,133
200,000	Canada, Government of, Unsecd. Note, 1.250%, 3/1/2027	145,127
EUR 320,000	France, Government of, 5.750%, 10/25/2032	445,950
150,000	France, Government of, Bond, 4.500%, 4/25/2041	194,589
600,000	France, Government of, O.A.T., 5.500%, 4/25/2029	777,871
300,000	France, Government of, Unsecd. Note, 1.000%, 5/25/2027	349,885
450,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2036	438,239
300,000	France, Government of, Unsecd. Note, 1.750%, 6/25/2039	287,294
200,000	France, Government of, Unsecd. Note, 1.750%, 5/25/2066	125,332
300,000	France, Government of, Unsecd. Note, 2.500%, 5/25/2030	355,779
840,000	Germany, Government of, 0.250%, 2/15/2027	976,217
450,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	620,783
375,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	535,314
450,000	Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	531,188
760,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	844,943
600,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	752,648
640,000	Italy, Government of, Sr. Unsecd. Note, 5.000%, 8/1/2039	873,809
225,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	265,599
208,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	222,400
JPY 120,000,000	JAPAN (40 YEAR ISSUE), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	337,666
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	478,288
170,000,000	Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	691,071
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	581,472
37,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	242,613
70,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	453,224
125,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	749,264
60,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	374,246
$ 30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	32,593
MXN 15,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	869,899
EUR 370,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	437,656
60,000	Netherlands, Government of, Unsecd. Note, 2.750%, 1/15/2047	65,228
80,000	Netherlands, Government of, Unsecd. Note, 3.750%, 1/15/2042	101,736
550,000	Spain, Government of, 4.200%, 1/31/2037	712,569
600,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	704,827
640,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	743,824
100,000	Spain, Government of, Sr. Unsecd. Note, 2.900%, 10/31/2046	105,058
GBP 630,000	United Kingdom, Government of, 3.250%, 1/22/2044	683,652
270,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	361,410
630,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	810,258
600,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	440,249
525,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	723,368
EUR 400,000	United Mexican States, Sr. Unsecd. Note, 3.500%, 9/19/2029	474,267
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $24,663,233)	22,727,117

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—5.0%
		Capital Goods - Aerospace & Defense—0.1%
$ 300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	$ 272,655
90,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 5.649% (CME Term SOFR 3 Month +1.996%), 2/15/2042	81,770
		TOTAL	354,425
		Capital Goods - Building Materials—0.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	122,427
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	93,604
		TOTAL	216,031
		Capital Goods - Construction Machinery—0.1%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	284,340
125,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	124,947
		TOTAL	409,287
		Capital Goods - Diversified Manufacturing—0.1%
75,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	72,782
200,000		Siemens Funding B.V., Sr. Unsecd. Note, 144A, 5.200%, 5/28/2035	209,787
		TOTAL	282,569
		Capital Goods - Environmental—0.0%
105,000		Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	110,099
		Communications - Cable & Satellite—0.0%
30,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	30,475
		Communications - Media & Entertainment—0.1%
70,000		Grupo Televisa SAB, Sr. Unsecd. Note, 6.125%, 1/31/2046	54,246
150,000		Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	141,445
		TOTAL	195,691
		Communications - Telecom Wireless—0.1%
330,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	335,893
		Communications - Telecom Wirelines—0.1%
150,000		AT&T, Inc., Sr. Secd. Note, 6.050%, 8/15/2056	152,797
364,000		AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	246,713
		TOTAL	399,510
		Consumer Cyclical - Automotive—0.4%
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	208,212
70,000		General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	70,214
235,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	217,389
145,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	153,202
125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.150%, 7/15/2035	133,571
200,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.750%, 9/26/2031	203,836
125,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.400%, 6/23/2032	131,288
		TOTAL	1,117,712
		Consumer Cyclical - Retailers—0.3%
600,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	560,940
225,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	228,317
		TOTAL	789,257
		Consumer Cyclical - Services—0.1%
200,000		Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	210,641
		Consumer Non-Cyclical - Health Care—0.2%
200,000		180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	201,459
11,508		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	11,516
105,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	115,622

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$ 250,000		HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	$ 262,128
20,000		HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	19,921
		TOTAL	610,646
		Consumer Non-Cyclical - Pharmaceuticals—0.2%
90,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	90,000
400,000		Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	388,213
		TOTAL	478,213
		Consumer Non-Cyclical - Tobacco—0.5%
EUR 520,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	615,678
$ 450,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	485,507
200,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	201,090
		TOTAL	1,302,275
		Energy - Independent—0.0%
85,000		Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	94,923
		Energy - Integrated—0.0%
35,000		Suncor Energy, Inc., Deb., 7.000%, 11/15/2028	37,670
		Energy - Midstream—0.3%
130,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	123,013
150,000		Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	154,782
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	80,070
70,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	68,002
175,000		Targa Resources, Inc., Sr. Unsecd. Note, 5.650%, 2/15/2036	182,028
250,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	256,384
135,000		Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	138,717
		TOTAL	1,002,996
		Financial Institution - Banking—0.6%
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	96,639
40,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 5.316%, 6/6/2036	41,775
115,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	106,371
175,000		FNB Corp. (PA), 5.722%, 12/11/2030	180,013
100,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	109,092
60,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	61,725
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	61,993
200,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	207,324
4,836	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	1,016
85,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	89,069
95,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	99,644
105,000		Truist Financial Corp., Sr. Unsecd. Note, 4.597%, 1/27/2032	106,134
250,000		U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	268,596
300,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	268,677
		TOTAL	1,698,068
		Financial Institution - Finance Companies—0.1%
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	226,675
		Financial Institution - Insurance - Life—0.1%
160,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	167,679
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,252
		TOTAL	180,931
		Financial Institution - Insurance - P&C—0.0%
75,000		Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	60,022

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—0.1%
$ 125,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.000%, 8/1/2035	$ 128,263
70,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	66,651
140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	139,283
	TOTAL	334,197
	Financial Institution - REIT - Healthcare—0.1%
150,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	154,744
	Financial Institution - REIT - Other—0.0%
50,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	52,153
	Financial Institution - REIT - Retail—0.1%
150,000	Kimco Realty Corp., Sr. Unsecd. Note, 5.300%, 2/1/2036	155,994
	Foreign-Local-Government—0.0%
50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	50,032
	Municipal Services—0.0%
100,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	99,833
	Technology—0.5%
85,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	87,132
45,000	Broadcom, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2051	34,730
250,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	247,442
19,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	19,116
46,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	46,033
270,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	243,264
85,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	84,593
40,000	Micron Technology, Inc., Sr. Unsecd. Note, 6.050%, 11/1/2035	43,467
95,000	Oracle Corp., Sr. Unsecd. Note, 5.375%, 9/27/2054	77,071
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	528,131
	TOTAL	1,410,979
	Transportation - Services—0.1%
180,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	185,316
150,000	United Parcel Service, Inc., Sr. Unsecd. Note, 5.950%, 5/14/2055	157,633
	TOTAL	342,949
	Utility - Electric—0.5%
150,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	98,548
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	181,307
275,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	277,867
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	164,430
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	299,768
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	140,539
200,000	NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	158,522
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	148,107
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	107,586
	TOTAL	1,576,674
	Utility - Natural Gas Distributor—0.1%
150,000	Southern California Gas Co., Term Loan - 1st Lien, 5.450%, 6/15/2035	158,299
	Utility - Other—0.0%
105,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	108,720
	TOTAL CORPORATE BONDS (IDENTIFIED COST $14,786,068)	14,588,583

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—2.8%
	Treasury Inflation-Indexed Note—0.2%
$ 154,482	U.S. Treasury Inflation-Protected Notes, 1.625%, 10/15/2029	$ 158,240
305,397	U.S. Treasury Inflation-Protected Notes, 1.625%, 4/15/2030	311,728
75,643	U.S. Treasury Inflation-Protected Notes, 1.875%, 7/15/2035	77,238
	TOTAL	547,206
	U.S. Treasury Bond—0.5%
350,000	United States Treasury Bond, 1.875%, 11/15/2051	202,016
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,373
25,000	United States Treasury Bond, 3.250%, 5/15/2042	21,485
125,000	United States Treasury Bond, 4.250%, 2/15/2054	117,097
150,000	United States Treasury Bond, 4.250%, 8/15/2054	140,555
420,000	United States Treasury Bond, 4.500%, 11/15/2054	410,300
535,000	United States Treasury Bond, 4.625%, 2/15/2055	533,579
	TOTAL	1,427,405
	U.S. Treasury Note—2.1%
1,500,000	United States Treasury Note, 3.375%, 11/30/2027	1,499,096
300,000	United States Treasury Note, 3.500%, 2/28/2031	299,766
150,000	United States Treasury Note, 3.625%, 9/30/2030	150,785
200,000	United States Treasury Note, 3.625%, 12/31/2030	200,945
400,000	United States Treasury Note, 3.750%, 4/30/2027	401,169
100,000	United States Treasury Note, 3.875%, 12/31/2027	100,814
100,000	United States Treasury Note, 3.875%, 6/15/2028	101,079
125,000	United States Treasury Note, 3.875%, 7/31/2030	126,958
200,000	United States Treasury Note, 4.000%, 2/28/2030	203,960
500,000	United States Treasury Note, 4.125%, 2/28/2027	502,908
50,000	United States Treasury Note, 4.125%, 10/31/2031	51,329
300,000	United States Treasury Note, 4.125%, 2/29/2032	307,890
85,000	United States Treasury Note, 4.125%, 3/31/2032	87,229
500,000	United States Treasury Note, 4.125%, 2/15/2036	506,641
735,000	United States Treasury Note, 4.250%, 11/15/2034	755,192
175,000	United States Treasury Note, 4.375%, 5/15/2034	181,693
625,000	United States Treasury Note, 4.625%, 2/15/2035	659,473
	TOTAL	6,136,927
	TOTAL U.S. TREASURIES (IDENTIFIED COST $8,108,646)	8,111,538
	ASSET-BACKED SECURITIES—1.3%
	Auto Receivables—0.6%
200,000	AmeriCredit Automobile Receivables Trust 2025-1, Class A3, 4.120%, 5/20/2030	201,246
205,368	Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	206,731
200,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	209,555
200,000	General Motors 2024-2A, Class B, 5.350%, 3/15/2031	203,201
114,391	Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	115,550
88,877	M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	89,843
236,912	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	238,261
99,770	Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	100,968
175,000	SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	179,976
154,822	Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.728%, 9/26/2033	155,672
	TOTAL	1,701,003
	Credit Card—0.2%
500,000	Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	488,505

Shares, Principal Amount or Contracts			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—0.3%
$ 175,000		Dell Equipment Finance Trust 2025-2, Class C, 4.530%, 3/24/2031	$ 176,546
170,000		DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	176,137
175,000		DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	176,359
160,000		Great America Leasing Receivables 2025-1, Class A4, 4.580%, 1/15/2032	163,652
200,000		Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	203,199
		TOTAL	895,893
		Other—0.1%
200,000		PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	201,054
125,000		PFS Financing Corp. 2025-D, Class A, 4.470%, 5/15/2030	126,848
100,000		PFS Financing Corp. 2025-F, Class A, 4.400%, 8/15/2030	101,458
		TOTAL	429,360
		Student Loans—0.1%
38,162		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	35,454
150,278		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	138,436
		TOTAL	173,890
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,667,798)	3,688,651
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
		Federal Home Loan Mortgage Corporation—0.4%
172,466	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5440, Class WF, 4.817% (30-DAY AVERAGE SOFR +1.150%), 8/25/2054	174,645
188,359	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5484, Class FB, 4.867% (30-DAY AVERAGE SOFR +1.200%), 12/25/2054	189,759
158,745	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5499, Class FN, 4.667% (30-DAY AVERAGE SOFR +1.000%), 2/25/2055	159,147
185,872	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class JF, 4.817% (30-DAY AVERAGE SOFR +1.150%), 3/25/2055	186,926
369,499	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 4.717% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	371,283
		TOTAL	1,081,760
		Federal National Mortgage Association—0.1%
184,060	[3]	Federal National Mortgage Association REMIC, Series 2024-82, Class HF, 4.867% (30-DAY AVERAGE SOFR +1.200%), 11/25/2054	185,620
187,198	[3]	Federal National Mortgage Association REMIC, Series 2025-18, Class WF, 4.767% (30-DAY AVERAGE SOFR +1.100%), 9/25/2054	188,286
		TOTAL	373,906
		Government National Mortgage Association—0.5%
264,117	[3]	Government National Mortgage Association REMIC, Series 2023, Class DF, 4.641% (30-DAY AVERAGE SOFR +0.980%), 6/20/2053	265,271
313,164	[3]	Government National Mortgage Association REMIC, Series 2023-65, Class FQ, 4.561% (30-DAY AVERAGE SOFR +0.900%), 5/20/2053	314,154
369,981	[3]	Government National Mortgage Association REMIC, Series 2024-71, Class AF, 5.098% (30-DAY AVERAGE SOFR +0.000%), 4/20/2054	371,278
464,895	[3]	Government National Mortgage Association REMIC, Series 2025-169, Class AF, 4.661% (30-DAY AVERAGE SOFR +1.000%), 10/20/2055	467,276
		TOTAL	1,417,979
		Non-Agency Mortgage—0.1%
285,547		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	264,889
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,118,398)	3,138,534
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.9%
		Commercial Mortgage—0.6%
125,000		Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	134,724

Shares, Principal Amount or Contracts			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$ 200,000		Bank 2024-BNK48 A4, Class A4, 4.775%, 10/15/2057	$ 204,637
125,000		Barclays Commercial Mortgage S 2025-C35, Class A4, 5.289%, 7/15/2058	130,429
150,000		BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	157,006
200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	207,064
150,000		BMO Mortgage Trust 2025-5C11, Class A2, 5.187%, 7/15/2058	154,786
175,000		BMO Mortgage Trust 2025-5C12, Class A2, 4.698%, 10/15/2058	177,688
150,000	[3]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.252% (CME Term SOFR 1 Month +1.593%), 11/15/2039	150,047
150,000	[3]	ORL Trust 2024-GLKS, Class A, 5.152% (CME Term SOFR 1 Month +1.492%), 12/15/2039	149,953
150,000		Wells Fargo Commercial Mortgage Trust 2024-5C2, Class A2, 5.439%, 11/15/2057	155,253
		TOTAL	1,621,587
		Federal Home Loan Mortgage Corporation—0.3%
250,000		Federal Home Loan Mortgage Corp. REMIC, Series K-161, Class A2, 4.900%, 10/25/2033	263,004
500,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	495,958
200,000		Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	209,475
		TOTAL	968,437
		Financial Institution - Banking—0.0%
100,000		BANK5 2026-5YR20, Class A2, 4.619%, 2/15/2057	101,839
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,659,167)	2,691,863
		PREFERRED STOCKS—0.4%
		Consumer Discretionary—0.0%
10,960		TVS Motor Co. Ltd., 6.000%	36
		Energy—0.4%
156,080		Petroleo Brasileiro S.A., Preference	1,197,430
		PREFERRED STOCKS (IDENTIFIED COST $923,333)	1,197,466
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$ 133		Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	139
144		Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	150
192		Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	200
420		Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	438
558		Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	585
		TOTAL	1,512
		Federal National Mortgage Association—0.0%
161		Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	167
751		Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	764
789		Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	826
27		Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	28
143		Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	145
1,363		Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	1,421
532		Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	555
325		Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	338
1,106		Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	1,133
		TOTAL	5,377
		Government National Mortgage Association—0.0%
1,002		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,036
722		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	750
1,948		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	2,030
2,958		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,090

Shares, Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 151		Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	$ 153
60		Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	61
23		Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	24
492		Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	501
315		Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	328
25		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	25
		TOTAL	7,998
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $14,463)	14,887
		PURCHASED CALL OPTIONS—0.0%
50,000		Barclays USD CALL/MXN PUT, Exercise Price $17.30, Notional Amount $59,000, Expiration Date 3/9/2026	172
1,000,000		Morgan Stanley EUR CALL/USD PUT, Exercise Price $1.25, Notional Amount $17,220,000, Expiration Date 6/11/2026	1,901
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $5,088)	2,073
		PURCHASED PUT OPTIONS—0.0%
700,000		Morgan Stanley EUR PUT/JPY CALL, Exercise Price $167.25, Notional Amount $9,163,000, Expiration Date 3/9/2026	1
1,000,000		Morgan Stanley EUR PUT/USD CALL, Exercise Price $1.135, Notional Amount $1,180,000, Expiration Date 6/11/2026	1,905
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $16,365)	1,906
		INVESTMENT COMPANIES—17.5%
64,176		Bank Loan Core Fund	535,230
2,700,946		Emerging Markets Core Fund	24,659,635
7,649,486		Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[4]	7,649,486
297,687	[5]	High Yield Bond Core Fund	1,696,817
1,377,508		Mortgage Core Fund	11,846,573
498,871		Project and Trade Finance Core Fund	4,449,927
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $46,687,977)	50,837,668
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $227,737,151)	289,300,187
		OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	911,542
		NET ASSETS—100%	$290,211,729
At February 28, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
EURO-BOBL Long Futures	4	$555,163	March 2026	$3,443
EURO-BUND Long Futures	1	$153,880	March 2026	$2,102
GILT Long Futures	4	$504,992	June 2026	$5,168
JPN 10-Year Bond Long Futures	3	$2,551,148	March 2026	$(9,099)
United States Treasury Notes 2-Year Long Futures	50	$10,463,672	June 2026	$17,083
United States Treasury Notes 5-Year Long Futures	33	$3,634,640	June 2026	$9,797
United States Treasury Notes 10-Year Ultra Long Futures	11	$1,284,078	June 2026	$10,777
United States Treasury Ultra Bond Long Futures	10	$1,215,937	June 2026	$14,975
Short Futures:
United States Treasury Notes 10-Year Short Futures	4	$455,250	June 2026	$(3,197)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$51,049

At February 28, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
4/8/2026	Bank Of America, N.A.	394,102	CHF	$510,000	$4,591
4/8/2026	State Street Bank & Trust Co.	89,219,680	CLP	$100,000	$2,219
4/8/2026	State Street Bank & Trust Co.	200,000,000	CLP	$232,441	$(3,300)
4/8/2026	Morgan Stanley Capital	200,000,000	CLP	$226,948	$2,193
4/8/2026	Goldman Sachs Bank	400,000	EUR	$473,821	$(361)
4/8/2026	Bank Of America, N.A.	300,000	EUR	1,268,837 PLN	$4,485
4/8/2026	Bank Of America, N.A.	400,000	EUR	$471,528	$1,932
4/8/2026	Bank Of America, N.A.	100,000	EUR	$118,175	$190
4/8/2026	Morgan Stanley Capital	400,000	EUR	$473,279	$181
4/8/2026	Bank Of America, N.A.	300,000	EUR	$354,525	$570
4/8/2026	Bank Of America, N.A.	400,000	EUR	$473,243	$217
4/8/2026	Morgan Stanley Capital	36,133,469	JPY	$230,000	$2,098
4/8/2026	Wells Fargo Bank N.A.	68,425,168	JPY	$450,000	$(10,482)
4/8/2026	Morgan Stanley Capital	73,053,116	JPY	400,000 EUR	$2,884
4/8/2026	State Street Bank & Trust Co.	70,802,973	JPY	$450,000	$4,792
4/8/2026	JPMorgan Chase Bank, N.A.	372,546,595	JPY	$2,395,268	$(2,275)
4/8/2026	Bank Of America, N.A.	1,269,272	PLN	300,000 EUR	$859
4/15/2026	Morgan Stanley Capital	75,000,000	COP	$19,988	$(209)
4/15/2026	Morgan Stanley Capital	75,000,000	COP	$20,074	$(295)
4/15/2026	State Street Bank & Trust Co.	225,959	EUR	$270,679	$(3,135)
4/15/2026	Goldman Sachs Bank	1,800,000	INR	$19,844	$(117)
8/19/2026	Standard Chartered Bank	1,920,000	EGP	$38,262	$(1,376)
Contracts Sold:
4/8/2026	Morgan Stanley Capital	196,969	CHF	$250,000	$(7,189)
4/8/2026	Morgan Stanley Capital	392,070	CHF	$510,000	$(1,938)
4/8/2026	Bank Of America, N.A.	200,000,000	CLP	$230,582	$1,441
4/8/2026	BNP Paribas	850,000,000	COP	$228,326	$3,781
4/8/2026	Bank Of America, N.A.	300,000	EUR	1,269,272 PLN	$(757)
4/8/2026	Morgan Stanley Capital	1,091,000	EUR	$1,281,115	$(10,247)
4/8/2026	Morgan Stanley Capital	400,000	EUR	73,053,116 JPY	$(7,099)
4/8/2026	Goldman Sachs Bank	500,000	EUR	$599,452	$7,627
4/8/2026	Morgan Stanley Capital	300,000	EUR	$352,022	$(3,073)
4/8/2026	Goldman Sachs Bank	1,000,000	EUR	$1,208,093	$24,443
4/8/2026	Credit Agricole CIB	400,000	EUR	$477,177	$3,717
4/8/2026	Bank Of America, N.A.	69,698,641	JPY	$450,000	$2,302
4/8/2026	Barclays Bank PLC	12,686,062	MXN	$700,000	$(34,330)
4/8/2026	Standard Chartered Bank	6,070,295	MXN	$350,000	$(1,377)
4/8/2026	Bank Of America, N.A.	90,048	PLN	$25,000	$(199)
4/8/2026	Bank Of America, N.A.	1,268,837	PLN	300,000 EUR	$(4,465)
4/15/2026	BNP Paribas	75,000,000	COP	$19,963	$184
4/15/2026	Morgan Stanley Capital	75,000,000	COP	$20,462	$683
4/15/2026	Morgan Stanley Capital	225,959	EUR	$270,524	$2,979
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(17,856)

At February 28, 2026, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 02/28/2026[7]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Goldman Sachs	CDX Index EM Series 44	Buy	1.000%	12/20/2030	1.35%	$1,250,000	$18,750	$24,145	$(5,395)
Net Unrealized Appreciation/Depreciation on Futures, Foreign Exchange Contracts and the value of Swap Contracts is included in“Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2026, were as follows:
Affiliates	Value as of 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2026	Shares Held as of 2/28/2026	Dividend Income
Bank Loan Core Fund	$465,753	$83,503	$—	$(14,026)	$—	$535,230	64,176	$8,512
Emerging Markets Core Fund	$24,504,516	$1,225,265	$(1,200,000)	$134,824	$(4,970)	$24,659,635	2,700,946	$621,197
Federated Hermes Government Obligations Fund, Premier Shares	$4,328,999	$24,169,455	$(20,848,968)	$—	$—	$7,649,486	7,649,486	$43,614
High Yield Bond Core Fund	$1,676,529	$26,241	$—	$(5,953)	$—	$1,696,817	297,687	$26,217
Mortgage Core Fund	$11,574,199	$148,759	$—	$123,615	$—	$11,846,573	1,377,508	$148,652
Project and Trade Finance Core Fund	$3,880,664	$578,514	$—	$(9,251)	$—	$4,449,927	498,871	$78,394
TOTAL OF AFFILIATED TRANSACTIONS	$46,430,660	$26,231,737	$(22,048,968)	$229,209	$(4,970)	$50,837,668	12,588,674	$926,586

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	The High Yield Bond Core Fund is a diversified portfolio of below investment-grade bonds.
6	Assets, other than investments in securities, less liabilities.
7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$100,220,900	$2,194,898	$1,341	$102,417,139
International	17,979,497	61,902,661	604	79,882,762
Preferred Stocks
International	1,197,466	—	—	1,197,466
Debt Securities:
Foreign Governments/Agencies	—	22,727,117	—	22,727,117
Corporate Bonds	—	14,587,567	1,016	14,588,583
U.S. Treasuries	—	8,111,538	—	8,111,538
Asset-Backed Securities	—	3,688,651	—	3,688,651
Collateralized Mortgage Obligations	—	3,138,534	—	3,138,534
Commercial Mortgage-Backed Securities	—	2,691,863	—	2,691,863
Mortgage-Backed Securities	—	14,887	—	14,887
Purchased Call Options	—	2,073	—	2,073
Purchased Put Options	—	1,906	—	1,906
Investment Companies	46,387,741	—	—	46,387,741
Other Investments[1]	—	—	—	4,449,927
TOTAL SECURITIES	$165,785,604	$119,061,695	$2,961	$289,300,187
Other Financial Instruments:
Assets
Futures Contracts	$63,345	$—	$—	$63,345
Foreign Exchange Contracts	—	74,368	—	74,368
Swap Contracts	—	18,750	—	18,750
Liabilities
Futures Contracts	(12,296)	—	—	(12,296)
Foreign Exchange Contracts	—	(92,224)	—	(92,224)
TOTAL OTHER FINANCIAL INSTRUMENTS	$51,049	$894	$—	$51,943

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $4,449,927 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BOBL	—Bundesobligation
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
COP	—Colombian Peso
EGP	—Egyptian Pound
EUR	—Euro
GBP	—British Pound
INR	—Indian Rupee
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar